UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Metalmark Capital LLC
            -------------------------------------
Address:    1177 Avenue of Americas
            -------------------------------------
            40th Floor
            -------------------------------------
            New York, NY 10036
            -------------------------------------

Form 13F File Number:  28-11921
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Clifford
        -----------------------------
Title:  Chief Financial Officer
        -----------------------------
Phone:  (212) 823-1900
        -----------------------------

Signature, Place, and Date of Signing:

 /s/ Kenneth F. Clifford      New York, New York       February 14, 2011
 -----------------------      ------------------       -----------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               4
                                                 ----------------
Form 13F Information Table Entry Total:          2
                                                 ----------------
Form 13F Information Table Value Total:          $132,804
                                                 ----------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
------   ------------------------   -----------------------------------------
01       28-    06238               MSCP III, LLC
------   ------------------------   -----------------------------------------
02       28-    11922               Morgan Stanley Capital Partners III, Inc.
------   ------------------------   -----------------------------------------
03       28-    11353               MSDW Capital Partners IV, LLC
------   ------------------------   -----------------------------------------
04       28-    11355               MSDW Capital Partners IV, Inc.
------   ------------------------   -----------------------------------------

                                                   FORM 13F INFORMATION TABLE

     COLUMN 1       COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
                                               VALUE      SHRS OR    SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
 NAME OF ISSUER  TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED     NONE
---------------- --------------- ---------- ----------- ----------- ----- ------ ------------ ----------  ------ ----------- ------
-----------------------------------------------------------------------------------------------------------------------------------
ENERSYS          COMMON          29275Y102    $ 90,754   2,825,462  SH           DEFINED         03, 04           2,825,462
HOLDINGS INC
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UNION            COMMON          90653P105    $ 42,050   5,776,085  SH           DEFINED         01, 02           5,776,085
DRILLING INC
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